UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment           [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, August 9, 2004

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

      No. 13F File Number	Name


Capital Management Associates FORM 13F 30-Jun-04
Title Value Shares/ Sh/PutInvstmOther Name of Issuer of claCUSIP (x$1000Prn Amt PrnCalDscretManagersSole SharedNone
ADVANCED MICRO DEVICES COM 007903107 4439 279200SH Sole 279200 AFFILIATED COMPUTER SVCS-A COM 008190100 6451 121853SH Sole 121853 APACHE CORP. COM 037411105 7451 171095SH Sole 171095
AQUA AMERICA INC. COM 03836W103 4704 234600SH Sole 234600
ARROW ELECTRONICS INC. COM 042735100 7089 264300SH Sole 264300
BEMIS COMPANY COM 081437105 6794 240500SH Sole 240500
BRINKER INTERNATIONAL INC COM 109641100 5823 170675SH Sole 170675
CNF INC COM 12612w104 7996 192400SH Sole 192400
COMERICA INC COM 200340107 7104 129450SH Sole 129450
COMMERCE BANCORP INC/NJ COM 200519106 5429 98700SH Sole 98700
COMPASS BANCSHARES INC COM 20449h109 7000 162800SH Sole 162800 CONSTELLATION BRANDS INC-A COM 21036p108 6858 184700SH Sole 184700 COOPER CAMERON CORP COM 216640102 4700 96500SH Sole 96500
DEERE & CO COM 244199105 5820 82980SH Sole 82980
DEL MONTE FOODS CO. COM 24522p103 7922 779700SH Sole 779700
DENTSPLY INTERNATIONAL INC COM 249030107 7414 142300SH Sole 142300 ENSCO INTERNATIONAL INC COM 26874Q100 6518 224000SH Sole 224000 FLEXTRONICS INTL LTD COM Y2573F102 5332 334300SH Sole 334300
FLOWERS FOODS INC. COM 343498101 41950 1604205SH Sole 1604205
IDACORP INC. COM 451107106 5155 190938SH Sole 190938
IVAX CORP COM 465823102 7111 296400SH Sole 296400
JC PENNY INC. COM 708160106 7286 192950SH Sole 192950
L-3 COMMUNICATIONS HLDGS INC. COM 502424104 7675 114900SH Sole 114900 LINCOLN NATIONAL CORP COM 534187109 6428 136050SH Sole 136050 MEDIMMUNE INC. COM 584699102 6452 275827SH Sole 275827
OFFICE DEPOT COM 676220106 6502 363050SH Sole 363050
PARKER HANNIFIN CORP COM 701094104 6487 109100SH Sole 109100
PENTAIR INC COM 709631105 8181 243200SH Sole 243200
PIONEER NATURAL RESOURCES CO. COM 723787107 6107 174100SH Sole 174100 QUEST DIAGNOSTICS INC COM 74834L100 4413 51950SH Sole 51950
SCANA CORP COM 80589m102 6539 179800SH Sole 179800
SOUTHWEST AIRLINES COM 844741108 5424 323435SH Sole 323435
SOVEREING BANCORP INC COM 845905108 7255 328294SH Sole 328294
STERIS CORP COM 859152100 5516 244500SH Sole 244500
WEYERHAEUSER CO. COM 962166104 6068 96130SH Sole 96130
 WILLIS GROUP HOLDINGS LTD COM G96655108 6254 167000SH Sole 167000